Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Table Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Description	Level 1	Level 2	Level 3	Total Gains and (Losses)

March 31, 2017:
Available-for-sale securities	$-	$-	$57,500	$-
Total	$-	$-	$57,500	$-

December 31, 2016:
Available-for-sale securities	$-	$-	$32,500	$-
Total	$-	$-	$32,500	$-

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)

December 31, 2016:
Available for sale securities	$-	$-	$32,500	$-
Total	$-	$-	$32,500	$-

December 31, 2015:
Available for sale securities	$-	$-	$32,500	$-
Total	$-	$-	$32,500	$-